Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Beginning Balance	$ 1,210	$ 3,086	$ 1,216
Additions	0	167	3,303
Write-offs	(967)	(939)	(191)
Vessels held for sale		0	301
Amortization	(226)	(1,104)	(1,543)
Ending balance	16	1,210	3,086
Dry Docking Costs- Non Current [Member]
Beginning Balance	166	15	531
Additions	0	167	0
Write-offs	(166)	0	0
Vessels held for sale		0	112
Amortization	0	(16)	(628)
Ending balance	0	166	15
Special Survey Costs - Non Current [Member]
Beginning Balance	0	184	355
Additions	0	0	0
Write-offs	0	0	0
Vessels held for sale		0	189
Amortization	0	(184)	(360)
Ending balance	0	0	184
Financing Costs- Current [Member]
Beginning Balance	1,044	2,887	330
Additions	0	0	3,303
Write-offs	(801)	(939)	(191)
Vessels held for sale		0	0
Amortization	(226)	(904)	(555)
Ending balance	$ 16	$ 1,044	$ 2,887